OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Assets Abstract
Schedule of Other Non-Current Assets
	December 31, 2024 US$‘000	December 31, 2023 US$‘000
Finance lease receivables (see Note 17)	-	36
Other assets	28	43

	28	79